PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2013
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of preferred shares

at December 31	Number of Shares Authorized and Outstanding	Annual Dividend Rate per Share	Redemption Price per Share	2013	2012
	(thousands)			(millions of Canadian dollars)[1]	(millions of Canadian dollars)[1]
Cumulative First Preferred Shares
Series U	4,000	$2.80	$50.00	—	195
Series Y	4,000	$2.80	$50.00	194	194
				194	389

1	Net of underwriting commissions and deferred income taxes.